Consolidated and Combined Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Net income	$ 487,957	$ 928,529	$ 247,471
Adjustments to reconcile net income to net cash (used in)/generated from operating activities:
Income tax expenses	52,755	144,647	15,327
Depreciation of property, plant and equipment	116,528	115,810	92,639
Amortization of right-of-use assets	157,428	182,543	133,411
Interest income	(91,214)	(66,403)	(1,586)
Allowance/(Reversal) for allowance for credit losses	199	(1,609)	3,344
Interest expenses	76,564	55,550	46,904
Unrealized foreign exchange gain		(148,160)
Change in operating assets and liabilities:
Account receivables	(153,406)	540,459	(674,575)
Prepayments, deposits and other receivables	(427,392)	(4,800)	(7,746)
Account payable	728,550	2,025,191	121,983
Other payables and accrued liabilities	159,539	47	3,719
Contract liabilities	(87,706)	(151,662)	(779,949)
Amounts due to related parties	(2,014,880)	1,815,907	555,938
Income taxes (paid)/refunded	(301,899)	4,599	13,337
Net cash (used in)/generated from operating activities	(1,296,977)	5,440,648	(229,783)
Cash flows from investing activities
Purchase of property, plant and equipment			(91,385)
Interest received	91,214	66,403	1,586
Net cash generated from/(used in) investing activities	91,214	66,403	(89,799)
Cash flows from financing activities
Advances from related parties		1,333,666	1,563,876
Repayments to related parties		(3,911,139)	(1,668,724)
Proceeds from bank borrowings	600,785	553,096
Repayments of bank borrowings	(189,129)	(206,611)	(228,642)
Interest paid on bank borrowings	(60,541)	(35,673)	(25,874)
Other interest paid	(153)	(17)	(1)
Payments of principal portion of lease liabilities	(152,011)	(179,532)	(139,691)
Payments of interest portion of lease liabilities	(15,870)	(19,860)	(21,029)
Net cash generated from/(used in) financing activities	183,081	(2,466,070)	(520,085)
Net change in cash and cash equivalents	(1,022,682)	3,040,981	(839,667)
Effect of exchange rate changes on cash and cash equivalents	10,402	7,477	(8,247)
Beginning of the year	5,385,536	2,337,078	3,184,992
End of the year	4,373,256	5,385,536	2,337,078
Supplementary Cash Flows Information
Cash (paid)/refunded for income taxes	(301,899)	4,599	13,337
Cash paid for interest	$ 60,694	$ 35,690	$ 25,875